Supplement dated August 30, 2013 to the

PNC Fixed Income and Tax Exempt Bond Funds Class A & C Shares Prospectus

dated September 28, 2012

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Class C Shares of the PNC Tax Exempt Limited Maturity Bond Fund are no longer available for purchase by investors.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FIAC-0813